Note 16 - Income Taxes	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Income Tax Disclosure [Text Block]

Note 16 – Income Taxes

We account for income taxes under the provisions of ASC Topic 740, Income taxes, which provides for an asset and liability approach for income taxes. Under this approach, deferred tax assets and liabilities are recognized based on anticipated future tax consequences, using currently enacted tax laws, attributable to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts calculated for income tax purposes.

We had no provision for income taxes for the years ended December 31, 2023 and 2022.

The effective income tax rate for the years ended December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022
Federal statutory income tax rate	21.00%	21.00%
State income taxes	0.00%	0.00%
Permanent differences	(0.21)%	0.10%
Change in effective state income tax rate	0.00%	0.00%
True up prior year tax return	0.06%	(0.50)%
Change in valuation allowance	(20.85)%	(20.60)%
Net effective income tax rate	0.00%	0.00%

The components of the deferred tax assets and liabilities as of December 31, 2023 and 2022 are as follows:

	December 31,
	2023	2022
Deferred tax assets:
Federal and state net operating loss carryovers	$9,391,254	$8,681,830
Stock compensation	2,578,060	862,079
Stock-based debt discounts	440,963	925,839
Goodwill and intangibles	1,106,693	5,197,470
Reorganization costs	28,135	-
Allowance for bad debts	132
Total deferred tax assets	$13,545,237	$15,667,218

Deferred tax liabilities:
Property and equipment	(561,128)	(149,777)
Total deferred liabilities	(561,128)	(149,777)

Net deferred tax assets (liabilities)	12,984,109	15,517,441
Less: valuation allowance	(12,984,109)	(15,517,441)
Deferred tax assets (liabilities)	$-	$-

As of December 31, 2023, the Company has a net operating loss carryover of approximately $44,720,255. Under existing Federal law, a portion of the net operating loss may be utilized to offset taxable income through the year ended December 31, 2037. A portion of the net operating loss (“NOL”) carryover begins to expire in 2030. For tax years beginning after December 31, 2017, pursuant to the enactment of the Tax Cuts and Jobs Act (“TCJA”) net operating losses now carry forward indefinitely but are limited to offsetting 80% of taxable income in a tax year. Of the total net operating loss as of December 31, 2023, approximately $18,966,124 of the Company’s NOL is subject to the TCJA net operating loss provisions.

ASC Topic 740 provides that a valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized. In 2023, the Company decreased its valuation allowance from $15,517,441 to $12,984,109 to adjust for the decrease in net deferred tax assets. The Company believes it is more likely than not that the benefit of these remaining assets will not be realized.

The Company filed annual US Federal income tax returns and annual income tax returns for the state of Minnesota through 2020. Following the 2020 tax year, the Company has filed annual state franchise tax returns for the state of Texas. We are not subject to income tax examinations by tax authorities for years before 2020 for all returns. Income taxing authorities have conducted no formal examinations of our past federal or state income tax returns and supporting records.

The Company adopted the provisions of ASC Topic 740 regarding uncertainty in income taxes. The Company has found no significant uncertain tax positions as of any date on or before December 31, 2023.